New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)	12 Months Ended
Dec. 31, 2021
Disclosure Of New Accounting Pronouncements Under International Financial Reporting Standards [Abstract]
New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)
3.	NEW ACCOUNTING PRONOUNCEMENT UNDER INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRSs)

(1)
The Company applied International Financial Reporting Standards, International Accounting Standards, and Interpretations issued, revised or amended which have been issued by the International Accounting Standards Board (IASB) and become effective for annual periods beginning on or after January 1, 2021. There were no newly adopted or revised standards and interpretations that have material impact on the Company’s financial position and performance.

(2)	The Company has not adopted the following new, revised or amended IFRSs that have been issued by the IASB but not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date issued by IASB

Narrow-scope amendments of IFRS, including Amendments to IFRS 3, Amendments to IAS 16, Amendments to IAS 37	January 1, 2022

Annual Improvements to IFRS Standards 2018 - 2020:	January 1, 2022

Amendments to IFRS 1 “First-time Adoption of International Financial Reporting Standards”

Amendments to IFRS 9 “Financial Instruments”

Amendments to IFRS 16 “Leases”

IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB

IFRS 17 “Insurance Contracts”	January 1, 2023

Amendments to IAS 1 “Presentation of Financial Statements” – Classification of Liabilities as Current or Non-current	January 1, 2023

Amendments to IAS 1 “Presentation of Financial Statements” - Disclosure Initiative - Accounting Policies	January 1, 2023

Amendments to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” - Definition of Accounting Estimates	January 1, 2023

Amendment to IAS 12 “Income Taxes” - Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023

(3)	The potential effects of adopting the standards or interpretations issued by IASB on the Company’s financial statements in future periods are summarized as below:

a.	Narrow-scope amendments of IFRS, including Amendments to IFRS 3, Amendments to IAS 16, Amendments to IAS 37

i.	Updating a Reference to the Conceptual Framework (Amendments to IFRS 3)
The amendments updated IFRS 3 by replacing a reference to an old version of the Conceptual Framework for Financial Reporting with a reference to the latest version, which was issued in March 2018. The amendments also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential “day 2” gains or losses arising for liabilities and contingent liabilities. Besides, the amendments clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Conceptual Framework.

ii.	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognise such sales proceeds and related cost in profit or loss.

iii.	Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37)
The amendments clarify what costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous.

b.	Annual Improvements to IFRS Standards 2018 – 2020

i.	Amendment to IFRS 1 First-time Adoption of International Financial Reporting Standards
The amendment simplifies the application of IFRS 1 by a subsidiary that becomes a first-time adopter after its parent in relation to the measurement of cumulative translation differences.

ii.	Amendment to IFRS 9 Financial Instruments (IFRS 9)
The amendment clarifies the fees a company includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability.

iii.	Amendment to Illustrative Examples Accompanying IFRS 16 Leases
The amendment to Illustrative Example 13 accompanying IFRS 16 modifies the treatment of lease incentives relating to lessee’s leasehold improvements.

c.
IFRS 10 “Consolidated Financial Statements” (IFRS 10) and IAS 28 “Investments in Associates and Joint Ventures” (IAS 28) - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendment)

The amendments address the inconsistency between the requirements in IFRS 10 and IAS 28, in dealing with the loss of control of a subsidiary that is contributed to an associate or a joint venture. IAS 28 restricts gains and losses arising from contributions of non-monetary
assets to an associate or a joint venture to the extent of the interest attributable to the other equity holders in the associate or joint venture. IFRS 10 requires full profit or loss recognition on the loss of control of a subsidiary. IAS 28 was amended so that the gain or loss resulting from the sale or contribution of assets that constitute a business as defined in IFRS 3 “Business Combinations” (IFRS 3) between an investor and its associate or joint venture is recognized in full.
IFRS 10 was also amended so that the gain or loss resulting from the sale or contribution of a subsidiary that does not constitute a business as defined in IFRS 3 between an investor and its associate or joint venture is recognized only to the extent of the unrelated investors’ interests in the associate or joint venture. The effective date of this amendment has been deferred indefinitely, but early adoption is allowed.
d.	IFRS 17 “Insurance Contracts” (IFRS 17)
IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects (including recognition, measurement, presentation and disclosure requirements). The core of IFRS 17 is the General (building block) Model, under this model, on initial recognition, an entity shall measure a group of insurance contracts at the total of the fulfilment cash flows and the contractual service margin. The carrying amount of a group of insurance contracts at the end of each reporting period shall be the sum of the liability for remaining coverage and the liability for incurred claims.
Other than the General Model, the standard also provides a specific adaptation for contracts with direct participation features (the Variable Fee Approach) and a simplified approach (Premium Allocation Approach) mainly for short-duration contracts.
IFRS 17 was issued in May 2017 and it was amended in June 2020 and December 2021. The amendments include deferral of the date of initial application of IFRS 17 by two years to annual beginning on or after 1 January 2023 (from the original effective date of 1 January 2021); provide additional transition reliefs; simplify some requirements to reduce the costs of applying IFRS 17 and revise some requirements to make the results easier to explain. IFRS 17 replaces an interim Standard – IFRS 4 Insurance Contracts – from annual reporting periods beginning on or after 1 January 2023.

e.	IAS 1 “Presentation of Financial Statements” (IAS 1)—Classification of Liabilities as Current or Non-current (Amendment)
These are the amendments to paragraphs
69-76
of IAS 1 presentation of financial statements and the amended paragraphs related to the classification of liabilities as current or non-current
.

f.	IAS 1 “Presentation of Financial Statements” (IAS 1)—Disclosure Initiative—Accounting Policies (Amendment)
The amendments improve accounting policy disclosures that to provide more useful information to investors and other primary users of the financial statements.

g.	IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” (IAS 8) -Definition of Accounting Estimates (Amendment)
The amendments introduce the definition of accounting estimates and included other amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to help companies distinguish changes in accounting estimates from changes in accounting policies.

h.	IAS 12 “Income Taxes” (IAS 12)—Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendment)
The amendments narrow the scope of the recognition exemption in paragraphs 15 and 24 of IAS 12 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences.

The Company is currently evaluating the potential impact of the aforementioned standards and interpretations listed (d) - (h) to the Company’s financial position and performance, and the related impact will be disclosed when the evaluation is completed. The rest of the standards listed are not expected to have material impact on the Company’s financial position and performance, except for the following:
The Company expect to apply the amended IAS 37 to contracts which it has not yet fulfilled all its obligation at the beginning of the annual reporting period since 2022 (the date of initial application). The adoption of the amendments has no material impact on the Company. The cumulative effect of initially applying the amendments will be recognized as adjustments to the provisions (classified under other current liabilities), retained earnings and non-controlling interests, respectively at the date of initial application.